NET (LOSS) GAIN ON EQUITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2023
NET (LOSS) GAIN ON EQUITY SECURITIES
Schedule of net (loss) gain on equity securities

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Unrealized gain on equity securities still held at the reporting date	45,804,034	—	—	—
Net realized (loss) gain on equity securities during the period	(58,795,556)	(9,810,585)	24,093,019	3,393,431
Net (loss) gains on equity securities	(12,991,522)	(9,810,585)	24,093,019	3,393,431